Shareholder Report, Average Annual Return (Details)		12 Months Ended			19 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	45 Months Ended	57 Months Ended	60 Months Ended	68 Months Ended	104 Months Ended	108 Months Ended	110 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000116490
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Victory Market Neutral Income Fund
Average Annual Return, Percent			3.56%								3.60%					3.77%
C000116492
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Victory Market Neutral Income Fund
Average Annual Return, Percent			8.16%								4.09%					3.77%
Without Sales Load [Member] | C000116490
Average Annual Return [Line Items]
Average Annual Return, Percent			9.88%								4.83%					4.39%
Without Sales Load [Member] | C000116492
Average Annual Return [Line Items]
Average Annual Return, Percent			9.16%								4.09%					3.77%
Without Sales Load [Member] | C000116493
Average Annual Return [Line Items]
Average Annual Return, Percent			10.40%								5.21%					4.74%
Without Sales Load [Member] | C000219860
Average Annual Return [Line Items]
Average Annual Return, Percent			10.21%								5.06%	5.01%
Without Sales Load [Member] | C000139051
Average Annual Return [Line Items]
Average Annual Return, Percent			13.86%								8.28%					11.76%
Without Sales Load [Member] | C000157588
Average Annual Return [Line Items]
Average Annual Return, Percent			20.54%	[1]							10.15%					11.08%
Without Sales Load [Member] | C000157589
Average Annual Return [Line Items]
Average Annual Return, Percent			22.54%	[2]							5.39%					10.15%
Without Sales Load [Member] | C000180597
Average Annual Return [Line Items]
Average Annual Return, Percent			15.34%	[3]							8.01%				11.59%
Without Sales Load [Member] | C000180594
Average Annual Return [Line Items]
Average Annual Return, Percent			23.12%	[4]							11.21%			12.21%
Without Sales Load [Member] | C000139053
Average Annual Return [Line Items]
Average Annual Return, Percent			13.86%								4.39%					9.72%
Without Sales Load [Member] | C000139055
Average Annual Return [Line Items]
Average Annual Return, Percent			20.57%	[5]							6.52%					10.27%
Without Sales Load [Member] | C000243210
Average Annual Return [Line Items]
Average Annual Return, Percent	[6]		31.19%					23.78%
Without Sales Load [Member] | C000243212
Average Annual Return [Line Items]
Average Annual Return, Percent			31.73%	[7]			14.48%
Without Sales Load [Member] | C000255423
Average Annual Return [Line Items]
Average Annual Return, Percent	[8]		30.00%		22.25%
Without Sales Load [Member] | C000261505
Average Annual Return [Line Items]
Average Annual Return, Percent	[9]	33.32%	30.56%
Without Sales Load [Member] | C000261506
Average Annual Return [Line Items]
Average Annual Return, Percent	[10]	33.72%	30.57%
Without Sales Load [Member] | C000210928
Average Annual Return [Line Items]
Average Annual Return, Percent			4.24%								3.53%		3.47%
Without Sales Load [Member] | C000210929
Average Annual Return [Line Items]
Average Annual Return, Percent			3.71%								0.54%		2.34%
Without Sales Load [Member] | C000230774
Average Annual Return [Line Items]
Average Annual Return, Percent			4.31%							1.07%
Without Sales Load [Member] | C000230773
Average Annual Return [Line Items]
Average Annual Return, Percent			4.56%							0.36%
Without Sales Load [Member] | C000261507
Average Annual Return [Line Items]
Average Annual Return, Percent		5.11%	5.14%
Without Sales Load [Member] | C000210925
Average Annual Return [Line Items]
Average Annual Return, Percent			26.96%	[11]							12.17%		10.96%
Without Sales Load [Member] | C000210930
Average Annual Return [Line Items]
Average Annual Return, Percent			33.49%	[12]							10.58%		11.17%
Without Sales Load [Member] | C000210926
Average Annual Return [Line Items]
Average Annual Return, Percent			27.62%	[13]							12.09%		7.89%
Without Sales Load [Member] | C000210927
Average Annual Return [Line Items]
Average Annual Return, Percent			15.05%	[14]							6.73%		5.38%
Without Sales Load [Member] | C000238316
Average Annual Return [Line Items]
Average Annual Return, Percent	[15]		19.21%						22.26%
Without Sales Load [Member] | C000250754
Average Annual Return [Line Items]
Average Annual Return, Percent	[16]		23.87%			18.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%								0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%								0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%								0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%								0.08%	(0.03%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.32%								13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.32%								13.41%					15.51%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.82%								12.31%					15.06%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.32%								13.41%				15.33%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.32%								13.41%			15.14%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.32%								13.41%					15.51%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.02%								12.66%					15.30%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			22.02%					21.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.82%				21.44%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			22.02%		15.56%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index
Average Annual Return, Percent		25.48%	23.67%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index
Average Annual Return, Percent		25.48%	23.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%								0.08%		1.74%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%								0.08%		1.74%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%							0.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.79%							0.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.17%	3.79%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.02%								12.66%		14.74%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.82%								12.31%		14.42%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index
Average Annual Return, Percent			23.67%								10.98%		11.73%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index
Average Annual Return, Percent			23.67%								10.98%		11.73%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			22.32%						23.67%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			22.32%			18.30%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bellwethers 3-Month Index
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bellwethers 3-Month Index
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bellwethers 3-Month Index
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bellwethers 3-Month Index
CEMP US Large Cap 500 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Victory US Large Cap 500 Volatility Weighted Index
CEMP US Large Cap High Dividend 100 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index
Average Annual Return, Percent			21.05%								10.59%					11.50%
CEMP US Small Cap High Dividend 100 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index
Average Annual Return, Percent			23.05%								5.88%					10.60%
Nasdaq Victory Dividend Accelerator Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Victory Dividend Accelerator Index
Average Annual Return, Percent			15.78%								8.42%				12.01%
Nasdaq Victory US Multi-Factor Minimum Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Victory US Multi-Factor Minimum Volatility Index
Average Annual Return, Percent			23.58%								11.58%			12.59%
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index
Average Annual Return, Percent			14.28%								4.81%					10.15%
CEMP US Large Cap High Div 100 Long/Cash Volatility Weighted
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index
Average Annual Return, Percent			21.05%								7.02%					10.74%
Victory U.S. Large Cap Free Cash Flow Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Victory U.S. Large Cap Free Cash Flow Index
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			27.12%					18.33%
Victory US Small Cap Free Cash Flow Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Victory U.S. Small Cap Free Cash Flow Index
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			43.01%				18.11%
Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent			17.71%		14.74%
Victory Free Cash Flow Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Victory US Free Cash Flow Growth Index
Average Annual Return, Percent			30.77%		22.78%
MSCI World ex-USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World ex-USA Value Index
Average Annual Return, Percent		31.17%	29.33%
Victory International Free Cash Flow Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Victory International Free Cash Flow Index
Average Annual Return, Percent		35.98%	33.22%
MSCI World ex-USA Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World ex-USA Growth Index
Average Annual Return, Percent		15.24%	12.86%
Victory International Growth Free Cash Flow Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Victory International Growth Free Cash Flow Index
Average Annual Return, Percent		35.39%	32.19%
Bloomberg Barclays 1-3 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year Credit Index
Average Annual Return, Percent			3.75%								2.64%		2.72%
Bloomberg Barclays U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent			4.34%							0.31%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bellwethers 3-Month Index
Average Annual Return, Percent		3.90%	3.89%
Nasdaq US 500 Large Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US 500 Large Cap Index
Nasdaq Victory US Value Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Victory US Value Momentum Index
Average Annual Return, Percent			27.27%								12.45%		11.21%
Nasdaq US 1300 Small Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US 1300 Small Mid Cap Index
Nasdaq Victory US Small Mid Cap Value Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Victory US Small Mid Cap Value Momentum Index
Average Annual Return, Percent			34.02%								11.03%		11.57%
Nasdaq DM Ex United States Large Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq DM Ex United States Large Mid Cap Index
Nasdaq Victory International Value Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Victory International Value Momentum Index
Average Annual Return, Percent			28.46%								12.65%		8.35%
Nasdaq Emerging Market Large Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Emerging Market Large Mid Cap Index
Nasdaq Victory Emerging Market Value Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Victory Emerging Market Value Momentum Index
Average Annual Return, Percent			16.09%								8.34%		6.55%

[1]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[2]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[3]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[4]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[5]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[6]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[7]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[8]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[9]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[10]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[11]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[12]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[13]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[14]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[15]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[16]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.